SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	6 Months Ended
Jun. 30, 2020
Customer relationships | Minimum
Intangible assets
Weighted-average amortization period (in years)	5 years
Customer relationships | Maximum
Intangible assets
Weighted-average amortization period (in years)	15 years
Licenses
Intangible assets
Weighted-average amortization period (in years)	20 years